AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2022
	Shares	Value
Common Stocks - 95.8%
Communication Services - 1.2%
CuriosityStream, Inc.*	200,065	$580,189
Integral Ad Science Holding Corp.*	235,000	3,243,000

Total Communication Services		3,823,189
Consumer Discretionary - 15.1%
Boot Barn Holdings, Inc.*	26,500	2,511,935
Callaway Golf Co.*	180,000	4,215,600
F45 Training Holdings, Inc.*	96,300	1,030,410
Global-e Online, Ltd. (Israel)*	59,000	1,993,020
Hilton Grand Vacations, Inc.*	95,000	4,940,950
Leslie's, Inc.*,1	275,000	5,324,000
Malibu Boats, Inc., Class A*	38,000	2,204,380
MYT Netherlands Parent, B.V. (Germany)*,1	127,500	1,559,325
National Vision Holdings, Inc.*	140,000	6,099,800
OneSpaWorld Holdings, Ltd. (Bahamas)*	300,000	3,060,000
Planet Fitness, Inc., Class A*	53,000	4,477,440
PowerSchool Holdings, Inc., Class A*	155,000	2,559,050
The RealReal, Inc.*	290,000	2,105,400
Rush Street Interactive, Inc.*	160,000	1,163,200
Visteon Corp.*	39,200	4,277,896
Wingstop, Inc.[1]	20,000	2,347,000

Total Consumer Discretionary		49,869,406
Consumer Staples - 3.3%
BJ's Wholesale Club Holdings, Inc.*	78,000	5,273,580
The Simply Good Foods Co.*	115,000	4,364,250
The Vita Coco Co., Inc.*	124,300	1,113,728

Total Consumer Staples		10,751,558
Energy - 1.2%
Matador Resources Co.	74,900	3,968,202
Financials - 6.9%
Evercore, Inc., Class A	25,000	2,783,000
Focus Financial Partners, Inc., Class A*	109,600	5,013,104
Hamilton Lane, Inc., Class A	43,000	3,323,470
MVB Financial Corp.	100,940	4,189,010
Silvergate Capital Corp., Class A*	21,000	3,161,970
Victory Capital Holdings, Inc., Class A	150,000	4,330,500

Total Financials		22,801,054
Health Care - 16.6%
Adaptive Biotechnologies Corp.*	67,000	929,960
Addus HomeCare Corp.*	31,500	2,938,635
Arcus Biosciences, Inc.*	79,000	2,493,240
AtriCure, Inc.*	65,000	4,268,550
	Shares	Value

BioLife Solutions, Inc.*	54,300	$1,234,239
Blueprint Medicines Corp.*	20,600	1,315,928
Certara, Inc.*	36,800	790,464
Codex DNA, Inc.*	65,000	349,050
GH Research PLC (Ireland)*,1	60,500	1,106,545
HealthEquity, Inc.*	23,500	1,584,840
Inspire Medical Systems, Inc.*	16,500	4,235,385
Intra-Cellular Therapies, Inc.*	71,000	4,344,490
LHC Group, Inc.*	5,500	927,300
NanoString Technologies, Inc.*	68,000	2,363,000
Outset Medical, Inc.*	70,000	3,178,000
Phreesia, Inc.*	90,000	2,372,400
PTC Therapeutics, Inc.*	73,000	2,723,630
Pulmonx Corp.*,1	94,000	2,332,140
Shockwave Medical, Inc.*	15,500	3,214,080
Silk Road Medical, Inc.*	73,000	3,014,170
STAAR Surgical Co.*	30,000	2,397,300
Tandem Diabetes Care, Inc.*	27,000	3,139,830
Tarsus Pharmaceuticals, Inc.*	74,000	1,244,680
Taysha Gene Therapies, Inc.*,1	75,000	489,000
Treace Medical Concepts, Inc.*	93,000	1,758,630

Total Health Care		54,745,486
Industrials - 20.7%
ACV Auctions, Inc., Class A*	168,000	2,488,080
ASGN, Inc.*	60,000	7,002,600
The AZEK Co., Inc.*	159,900	3,971,916
Casella Waste Systems, Inc., Class A*	77,000	6,749,050
Columbus McKinnon Corp.	47,000	1,992,800
Driven Brands Holdings, Inc.*	166,500	4,375,620
EMCOR Group, Inc.	45,000	5,068,350
Exponent, Inc.	32,000	3,457,600
First Advantage Corp.*	79,600	1,607,124
Hexcel Corp.	66,000	3,925,020
RBC Bearings, Inc.*	20,000	3,877,600
Regal Rexnord Corp.	33,000	4,909,740
Sterling Check Corp.*	83,000	2,193,690
Sun Country Airlines Holdings, Inc.*	105,000	2,748,900
Tetra Tech, Inc.	34,000	5,607,960
WillScot Mobile Mini Holdings Corp.*	95,000	3,717,350
Zurn Water Solutions Corp.	125,000	4,425,000

Total Industrials		68,118,400
Information Technology - 28.8%
908 Devices, Inc.*,1	40,000	760,400

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 28.8% (continued)
Allegro MicroSystems, Inc.*	177,000	$5,026,800
Azenta, Inc.	35,500	2,942,240
BTRS Holdings, Inc., Class A*	500,078	3,740,583
Enfusion, Inc., Class A*,1	180,000	2,289,600
Envestnet, Inc.*	38,000	2,828,720
Evo Payments, Inc., Class A*	138,200	3,191,038
ExlService Holdings, Inc.*	35,000	5,014,450
JFrog, Ltd. (Israel)*	98,700	2,659,965
Littelfuse, Inc.	6,200	1,546,342
MACOM Technology Solutions Holdings, Inc.*	63,000	3,771,810
MaxLinear, Inc.*	43,000	2,509,050
New Relic, Inc.*	60,000	4,012,800
nLight, Inc.*	226,000	3,918,840
Onto Innovation, Inc.*	73,000	6,342,970
Paycor HCM, Inc.*,1	172,000	5,006,920
Q2 Holdings, Inc.*	58,100	3,581,865
Repay Holdings Corp.*	144,000	2,126,880
Sailpoint Technologies Holdings, Inc.*	150,000	7,677,000
SEMrush Holdings, Inc., Class A*,1	39,200	468,048
Smartsheet, Inc., Class A*	72,600	3,977,028
Sprout Social, Inc., Class A*	44,800	3,589,376
Synaptics, Inc.*	24,000	4,788,000
Vertex, Inc., Class A*	147,000	2,254,980
WNS Holdings, Ltd., ADR (India)*	65,000	5,556,850
Workiva, Inc.*	46,000	5,428,000

Total Information Technology		95,010,555
Real Estate - 1.4%
Kennedy-Wilson Holdings, Inc.	195,000	4,756,050
Utilities - 0.6%
Sunnova Energy International, Inc.*,1	86,200	1,987,772

Total Common Stocks (Cost $272,685,179)		315,831,672

Principal Amount
Short-Term Investments - 7.9%
Joint Repurchase Agreements - 4.0%[2]
Bank of America Securities, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $3,081,529 (collateralized by various U.S. Government Agency Obligations, 2.000% - 4.000%, 02/01/36 - 03/01/52, totaling $3,143,133)	$3,081,503	3,081,503
	Principal Amount	Value

Cantor Fitzgerald Securities, Inc., dated 03/31/22, due 04/01/22, 0.290% total to be received $3,081,525 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 04/25/22 - 12/20/71, totaling $3,143,130)	$3,081,500	$3,081,500
Citigroup Global Markets, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $648,656 (collateralized by various U.S. Treasuries, 0.000% - 4.375%, 05/03/22 - 08/15/51, totaling $661,624)	648,651	648,651
MUFG Securities America, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $3,081,529 (collateralized by various U.S. Government Agency Obligations, 1.920% - 4.500%, 12/01/28 - 03/01/52, totaling $3,143,133)	3,081,503	3,081,503
RBC Dominion Securities, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $3,081,529 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 04/26/22 - 03/20/52, totaling $3,143,133)	3,081,503	3,081,503

Total Joint Repurchase Agreements		12,974,660

	Shares
Other Investment Companies - 3.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.19%[3]	8,519,972	8,519,972
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[3]	4,389,076	4,389,076

Total Other Investment Companies		12,909,048

Total Short-Term Investments (Cost $25,883,708)		25,883,708
Total Investments - 103.7% (Cost $298,568,887)		341,715,380
Other Assets, less Liabilities - (3.7)%		(12,159,652)
Net Assets - 100.0%		$329,555,728

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Some of these securities, amounting to $13,522,413 or 4.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$315,831,672	—	—	$315,831,672
Short-Term Investments
Joint Repurchase Agreements	—	$12,974,660	—	12,974,660
Other Investment Companies	12,909,048	—	—	12,909,048
Total Investments in Securities	$328,740,720	$12,974,660	—	$341,715,380

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2022, there were no transfers in or out of Level 3.

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$13,522,413	$12,974,660	$981,358	$13,956,018
The following table summarizes the securities received as collateral for securities lending at March 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.500%	05/19/22-08/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.